Schedule of assets and liabilities of disposal group classified as held for sale (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 15, 2023 HKD ($)
Disposal Of Subsidiaries Disposal Group Classified As Held For Sale
Property, plant and equipment				$ 6,273,767
Right-of-use assets				10,189,425
Amount due from related parties				63,550
Inventories				298,221
Trade receivables				217,209
Deposits, other receivables and prepayments				6,551,199
Cash and bank balance				7,884,815
Total assets classified as held for sale				31,478,186
Lease Liabilities				27,294,255
Provision for reinstatement costs				530,000
Amount due to directors				1,679,488
Trade payables				2,175
Accruals and other payables				1,972,268
Total liabilities classified as held for sale			$ 31,478,186	$ 31,478,186